Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component, net of tax, for the years ended December 31, 2013 and 2012, were as follows:

	Foreign Currency Translation	Pension and Other Postretirement Benefit Liability	Total
Balance at January 1, 2012	$(25.6)	$(12.1)	$(37.7)
Other comprehensive income before reclassifications	4.9	(17.7)	(12.8)
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	—	(9.9)	(9.9)
Net other comprehensive income (loss)	4.9	(27.6)	(22.7)
Balance at December 31, 2012	$(20.7)	$(39.7)	$(60.4)
Other comprehensive loss before reclassifications	(20.2)	82.0	61.8
Amounts reclassified from accumulated other comprehensive income (loss) to net earnings (loss)	(2.4)	(4.6)	(7.0)
Net other comprehensive income (loss)	(22.6)	77.4	54.8
Balance at December 31, 2013	$(43.3)	$37.7	$(5.6)

The details about the reclassifications from accumulated other comprehensive income (loss) to net earnings (loss) for the years ended December 31, 2013, 2012 and 2011, were as follows:

Details about Accumulated Other Comprehensive Income (Loss) Components	Year Ended December 31,			Consolidated Statements of Operations Presentation
	2013	2012	2011
Revaluation gain on sale of businesses (see Note 11)	$(2.4)	$—	$—	Selling, general and administrative expenses

Amortization of prior service credit on postretirement benefit plans	(5.7)	(3.4)	(3.5)	Selling, general and administrative expenses
Impact of income taxes	2.2	1.3	1.3	Income tax expense (benefit)
Amortization of prior service credit on postretirement benefit plans, net of tax	(3.5)	(2.1)	(2.2)	Net of tax

Amortization of net actuarial loss on pension and postretirement benefit plans	0.3	(0.1)	0.4	Cost of sales
Impact of income taxes	(0.1)	—	(0.1)	Income tax expense (benefit)
Amortization of net actuarial loss on pension and postretirement benefit plans, net of tax	0.2	(0.1)	0.3	Net of tax

Plan curtailments/settlements on pension and postretirement benefit plans	(2.1)	(12.7)	11.8	Restructuring, impairment and transaction-related charges
Impact of income taxes	0.8	5.0	(4.7)	Income tax expense (benefit)
Plan curtailment/settlements on pension and postretirement benefit plans, net of tax	(1.3)	(7.7)	7.1	Net of tax

Total reclassifications for the period	(9.9)	(16.2)	8.7
Impact of income taxes	2.9	6.3	(3.5)
Total reclassifications for the period, net of tax	$(7.0)	$(9.9)	$5.2

Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss by component, net of tax, for the nine months ended September 30, 2014, were as follows:

	Translation Adjustments	Pension and Other Postretirement Benefit Plan Adjustments	Total
Balance at December 31, 2013	$(43.3)	$37.7	$(5.6)
Other comprehensive loss before reclassifications	(22.8)	—	(22.8)
Amounts reclassified from accumulated other comprehensive loss to net earnings (loss)	—	(2.8)	(2.8)
Net other comprehensive loss	(22.8)	(2.8)	(25.6)
Balance at September 30, 2014	$(66.1)	$34.9	$(31.2)

The changes in accumulated other comprehensive loss by component, net of tax, for the nine months ended September 30, 2013, were as follows:

	Translation Adjustments	Pension and Other Postretirement Benefit Plan Adjustments	Total
Balance at December 31, 2012	$(20.7)	$(39.7)	$(60.4)
Other comprehensive loss before reclassifications	(15.0)	—	(15.0)
Amounts reclassified from accumulated other comprehensive loss to net earnings (loss)	(2.4)	(2.5)	(4.9)
Net other comprehensive loss	(17.4)	(2.5)	(19.9)
Balance at September 30, 2013	$(38.1)	$(42.2)	$(80.3)

The details about the reclassifications from accumulated other comprehensive loss to net earnings (loss) for the three and nine months ended September 30, 2014 and 2013, were as follows:

Details about Accumulated Other Comprehensive Loss Components	Three Months Ended September 30,		Nine Months Ended September 30,		Condensed Consolidated Statements of Operations Presentation
	2014	2013	2014	2013
Revaluation gain on sale of businesses	$—	$—	$—	$(2.4)	Selling, general and administrative expenses

Amortization of pension and other postretirement benefit plan adjustments	$(1.5)	$(1.3)	$(4.5)	$(4.1)	Selling, general and administrative expenses
Income tax benefit	0.6	0.5	1.7	1.6	Income tax expense (benefit)
Amortization of pension and other postretirement benefit plan adjustments, net of tax	$(0.9)	$(0.8)	$(2.8)	$(2.5)

Total reclassifications for the period, net of tax	$(0.9)	$(0.8)	$(2.8)	$(4.9)